OFF-BALANCE SHEET COMMITMENTS	6 Months Ended
Jun. 30, 2023
Disclosure Of Off Balance Sheet Commitments [Abstract]
OFF-BALANCE SHEET COMMITMENTS	OFF-BALANCE SHEET COMMITMENTS
Collaborative arrangements
Agreement with SQZ Biotechnologies
On June 24, 2019, the Company entered into a collaboration agreement with SQZ Biotechnologies, a cell therapy company developing novel treatments in multiple therapeutic areas, to advance novel red blood cell-based therapeutics for immune modulation. Under the terms of the agreement, the Company has granted to SQZ Biotechnologies an exclusive worldwide license to develop antigen specific immune modulating therapies employing red blood cell-based approaches. Combining SQZ Biotechnologies’ proprietary and versatile cell engineering platform with the intellectual property of the Company related to red blood cell-based therapeutics is intended to allow for the rapid development of a broad pipeline of novel immunomodulatory products addressing multiple indications.
The agreement provides for:
•An upfront payment of $1 million, equivalent to €0.9 million when recognized in 2019;
•Potential development, regulatory and commercial milestone payments up to $56 million for the first product successfully developed by SQZ Biotechnologies under this agreement;
•The Company could also receive progressive royalties based on future sales.
Lease agreements
Sublease in the United-States
In July 2019 and June 2021, the Company signed two sublease agreements for its premises located in Cambridge. The sublease in the US ended in January 2023.